SUBSEQUENT EVENTS (Details) - Subsequent Event $ / shares in Units, $ in Millions	Jan. 13, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Principal and interest payment period	23 months
Shares of common stock issuable upon exercise of warrants (in shares) | shares	140,741
Warrant price (in dollars per share) | $ / shares	$ 14.21
Term of warrants	10 years
Secured Debt | Oxford Term Loans | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 150.0
Debt funded	100.0
Unfunded borrowing capacity	$ 50.0
Basis spread on variable rate (as a percent)	5.61%
Annual interest rate (as a percent)	4.34%
Percentage of principal amount for final payment (as a percent)	9.00%
Secured Debt | Oxford Term Loans | Line of Credit | Minimum
Subsequent Event [Line Items]
Prepayment fee (as a percent)	2.00%
Secured Debt | Oxford Term Loans | Line of Credit | Maximum
Subsequent Event [Line Items]
Prepayment fee (as a percent)	5.00%